LEASES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated incremental borrowing rate		15.00%	15.00%
Operating lease, accumulated depreciation for the right of use asset		$ 3,972	$ 4,451	$ 3,604
Finance leases term		The term of the finance leases is typically 60 – 78 month terms with monthly payments.
Leases interest rate		14.00%	16.00%
Finance leases, accumulated depreciation for the right of use asset		$ 752	$ 881	$ 657
Short term lease		$ 1,310	1,128
Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining lease months		64 months
Operating lease, accumulated depreciation for the right of use asset		$ 2,625	2,165
Finance leases, accumulated depreciation for the right of use asset		$ 687	$ 559
Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining lease months		64 months
December 2024 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	$ 65
December 2024 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	26
December 2025 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	67
December 2025 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	27
December 2026 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	70
December 2026 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	28
December 2027 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	72
December 2027 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	29
December 2028 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	75
December 2028 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	30
December 2029 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	77
December 2029 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	31
December 2030 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	80
December 2030 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	32
April 2031 [Member] | Building [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	83
April 2031 [Member] | Building One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly lease payment	$ 33